Trade and other payables (Details) - ZAR (R) R in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Trade and other current payables [abstract]
Trade creditors	R 4,147	R 3,670		R 4,325
Accruals and other creditors	5,470	5,192		4,166
Other	1,276	1,581		32
Financial liabilities	10,893	10,443		8,523
Payroll creditors	2,496	2,485		2,492
Leave pay accrual	2,123	2,045		2,016
VAT payable	141	189		176
Total trade and other payables	R 15,653	R 15,162	[1]	R 13,207	[1]

[1]	* Restated — see note 1.5